Other Assets (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Estimated amortization expense for other intangible assets
Estimated amortization expense, 2014	$ 184
Estimated amortization expense, 2015	164
Estimated amortization expense, 2016	123
Estimated amortization expense, 2017	72
Estimated amortization expense, 2018	$ 61